File Nos. 333-76651, 811-09301

As filed with the Securities and Exchange Commission on March 6, 2006

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [  ]
Pre-Effective Amendment No. __
Post-Effective Amendment No. 18
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  ]
Amendment No. 21

     (Check appropriate box or boxes.)
___________________________________

TIAA-CREF Institutional Mutual Funds
(Exact Name of Registrant as Specified in Charter)

     730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 842-2733

     Stewart P. Greene, Esq.
TIAA-CREF Institutional Mutual Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Steven B. Boehm, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On March 31, 2006 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A – Prospectus for Institutional, Retirement and Retail Class Shares

Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement of TIAA-CREF Institutional Mutual Funds, SEC File No. 333-76651, filed December 22, 2005.

Part B - Statement of Additional Information for Institutional, Retirement and Retail Class Shares Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement of TIAA-CREF Institutional Mutual Funds, SEC File No. 333-76651, filed December 22, 2005

Part C - Other Information

Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement of TIAA-CREF Institutional Mutual Funds, SEC File No. 333-76651, filed December 22, 2005

Signature Page

* * * * *

The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2005 to March 31, 2006.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TIAA-CREF Institutional Mutual Funds certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 6th day of March 2006.

TIAA-CREF INSTITUTIONAL MUTUAL
FUNDS

By:	/s/ Bertram L. Scott

Name:	Bertram L. Scott
Executive Vice President and Principal
Title:	Executive Officer

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bertram L. Scott	Executive Vice President	March 6, 2006
Bertram L. Scott	(Principal Executive Officer)

/s/ Russell Noles	Vice President	March 6, 2006
Russell Noles	(acting Principal Financial Officer
and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

	March 6, 2006		March 6, 2006
*		*

Willard T. Carleton		Bevis Longstreth

*	March 6, 2006	*	March 6, 2006

Eugene Flood, Jr.		Bridget A. Macaskill
	March 6, 2006		March 6, 2006
*		*

Howell E. Jackson		Maceo K. Sloan
*	March 6, 2006	*	March 6, 2006

Nancy L. Jacob		Ahmed H. Zewail
March 6, 2006
* /s/ Stewart P. Greene

Stewart P. Greene

*Signed by Stewart P. Greene as attorney-in-fact pursuant to a power of attorney, which is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of TIAA-CREF Institutional Mutual Funds, SEC File No. 333-76651, filed February 1, 2006.